UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

AB TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2016

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB International Value Fund

Portfolio of Investments

February 29, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 21.7%
Banks - 14.6%
Bank Hapoalim BM	315,219	$1,539,837
Bank of Queensland Ltd.	802,929	6,031,171
CYBG PLC (a)(b)	1,059,986	2,788,396
Danske Bank A/S	315,650	8,614,825
ING Groep NV	715,755	8,532,755
KB Financial Group, Inc.	86,570	2,072,712
Mitsubishi UFJ Financial Group, Inc.	2,479,000	10,697,642
UniCredit SpA	720,560	2,676,587

		42,953,925

Capital Markets - 1.6%
Amundi SA (a)(c)	51,166	2,131,815
Azimut Holding SpA	135,750	2,604,791

		4,736,606

Diversified Financial Services - 1.4%
Challenger Ltd./Australia	743,280	3,975,916

Insurance - 4.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	24,960	4,899,545
NN Group NV	147,491	4,543,199
Zurich Insurance Group AG (a)	12,950	2,742,951

		12,185,695

		63,852,142

Consumer Discretionary - 15.9%
Auto Components - 6.2%
Hankook Tire Co., Ltd.	67,730	2,922,730
Magna International, Inc. (New York)-Class A	113,330	4,402,870
Plastic Omnium SA	78,386	2,489,381
Sumitomo Electric Industries Ltd.	366,400	4,393,752
Valeo SA	28,160	3,893,190

		18,101,923

Automobiles - 4.9%
Honda Motor Co., Ltd.	233,000	5,992,496
Peugeot SA (a)	378,330	5,676,302
Tata Motors Ltd.-Class A (a)	763,087	2,621,170

		14,289,968

Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	137,400	2,738,232

Media - 3.9%
Liberty Global PLC-Series C (a)	156,978	5,644,929
Vivendi SA	280,153	5,811,279

		11,456,208

		46,586,331

Company	Shares	U.S. $ Value
Industrials - 13.1%
Aerospace & Defense - 1.6%
Airbus Group SE	73,857	4,766,490

Airlines - 4.6%
International Consolidated Airlines Group SA	775,890	5,898,859
Japan Airlines Co., Ltd.	117,200	4,193,595
Qantas Airways Ltd. (a)	1,197,123	3,288,351

		13,380,805

Industrial Conglomerates - 1.4%
Rheinmetall AG	58,450	4,151,368

Machinery - 3.0%
IHI Corp.	1,702,000	3,030,428
JTEKT Corp.	419,500	5,727,104

		8,757,532

Road & Rail - 2.5%
Central Japan Railway Co.	41,400	7,407,147

		38,463,342

Telecommunication Services - 10.6%
Diversified Telecommunication Services - 8.1%
BT Group PLC	1,502,320	10,116,858
Nippon Telegraph & Telephone Corp.	268,400	11,366,020
Telefonica Brasil SA (Preference Shares)	252,364	2,400,743

		23,883,621

Wireless Telecommunication Services - 2.5%
Vodafone Group PLC	2,368,286	7,182,773

		31,066,394

Information Technology - 9.9%
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Semiconductor Engineering, Inc.	1,697,000	1,920,124
Infineon Technologies AG	366,300	4,445,937
Novatek Microelectronics Corp.	854,000	3,511,310
SCREEN Holdings Co., Ltd.	810,000	6,015,048
Sumco Corp.	590,100	3,748,858
Tokyo Electron Ltd.	50,600	3,050,039

		22,691,316

Software - 1.2%
Nintendo Co., Ltd.	25,100	3,513,348

Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co., Ltd.	3,080	2,936,216

		29,140,880

Energy - 7.3%
Oil, Gas & Consumable Fuels - 7.3%
JX Holdings, Inc.	1,893,100	7,353,455
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	84,750	1,933,488
Royal Dutch Shell PLC-Class A	245,081	5,583,012
TOTAL SA	97,657	4,377,031
Tupras Turkiye Petrol Rafinerileri AS (a)	89,370	2,283,514

		21,530,500

Company	Shares	U.S. $ Value
Consumer Staples - 6.4%
Food & Staples Retailing - 3.2%
Delhaize Group	93,850	9,490,652

Tobacco - 3.2%
British American Tobacco PLC	170,620	9,282,449

		18,773,101

Health Care - 5.7%
Pharmaceuticals - 5.7%
GlaxoSmithKline PLC	295,960	5,735,720
Roche Holding AG	43,100	11,051,496

		16,787,216

Materials - 4.5%
Chemicals - 4.5%
Arkema SA	68,451	4,179,140
Covestro AG (a)(c)	70,300	2,240,524
JSR Corp.	221,900	3,110,645
Koninklijke DSM NV	76,111	3,744,116

		13,274,425

Utilities - 3.4%
Electric Utilities - 2.6%
EDP-Energias de Portugal SA	1,734,483	5,371,676
Korea Electric Power Corp.	49,530	2,349,765

		7,721,441

Independent Power and Renewable Electricity Producers - 0.8%
Huaneng Power International, Inc.-Class H	2,764,000	2,167,469

		9,888,910

Total Common Stocks (cost $309,980,118)		289,363,241

Total Investments Before Security Lending Collateral for Securities Loaned - 98.5% (cost $309,980,118)		289,363,241

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
Investment Companies - 0.3%
AB Exchange Reserves-Class I, 0.41% (d)(e) (cost $789,020)	789,020	789,020

Total Investments - 98.8% (cost $310,769,138) (f)		$290,152,261
Other assets less liabilities - 1.2% (g)		3,553,698

Net Assets - 100.0%		$293,705,959

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at February 29, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
TOPIX Index Futures	4	March 2016	$563,371	$456,920	$(106,451)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,720	CHF	2,662	3/18/16	$(52,281)
Barclays Bank PLC	JPY	638,056	USD	5,590	6/17/16	(88,237)
BNP Paribas SA	CAD	4,132	USD	3,062	3/18/16	7,548
BNP Paribas SA	USD	959	CAD	1,348	3/18/16	37,442
BNP Paribas SA	USD	1,172	CNY	7,814	3/18/16	20,780
BNP Paribas SA	USD	596	KRW	720,049	3/18/16	(15,231)
Citibank	SEK	27,326	USD	3,194	3/18/16	382
Citibank	USD	5,100	AUD	7,232	3/18/16	57,682
Citibank	USD	2,332	EUR	2,117	3/18/16	(28,282)
Credit Suisse International	JPY	608,472	USD	5,027	3/18/16	(371,522)
Credit Suisse International	USD	8,472	JPY	1,020,559	3/18/16	583,269
Credit Suisse International	USD	2,334	NOK	20,406	3/18/16	10,298
Credit Suisse International	USD	5,204	NOK	45,006	3/18/16	(32,954)
Credit Suisse International	USD	7,783	EUR	6,969	6/17/16	(175,333)
Deutsche Bank AG	BRL	8,349	USD	2,052	3/02/16	(27,614)
Deutsche Bank AG	USD	2,098	BRL	8,349	3/02/16	(18,782)
Deutsche Bank AG	JPY	482,955	USD	3,943	3/18/16	(342,499)
Deutsche Bank AG	USD	1,476	GBP	979	3/18/16	(112,958)
Deutsche Bank AG	USD	16,033	SEK	136,525	3/18/16	(77,491)
HSBC Bank USA	BRL	8,349	USD	2,098	3/02/16	18,782
HSBC Bank USA	USD	2,113	BRL	8,349	3/02/16	(34,236)
HSBC Bank USA	AUD	5,296	USD	3,647	3/18/16	(130,373)
HSBC Bank USA	EUR	3,959	USD	4,197	3/18/16	(111,484)
HSBC Bank USA	KRW	6,067,486	USD	5,211	3/18/16	317,250
HSBC Bank USA	BRL	8,349	USD	2,095	4/04/16	33,098
Morgan Stanley & Co., Inc.	CHF	921	USD	943	3/18/16	19,504
Morgan Stanley & Co., Inc.	ILS	8,261	USD	2,146	3/18/16	27,923
Morgan Stanley & Co., Inc.	SEK	34,618	USD	4,060	3/18/16	13,902
Morgan Stanley & Co., Inc.	USD	9,719	AUD	13,646	3/18/16	14,095
Morgan Stanley & Co., Inc.	USD	3,223	EUR	2,849	3/18/16	(122,144)
Royal Bank of Scotland PLC	CHF	3,528	USD	3,526	3/18/16	(10,054)
Royal Bank of Scotland PLC	CNY	23,709	USD	3,634	3/18/16	16,051
Royal Bank of Scotland PLC	KRW	5,083,383	USD	4,329	3/18/16	228,732
Royal Bank of Scotland PLC	TWD	111,351	USD	3,386	3/18/16	41,290
Royal Bank of Scotland PLC	USD	2,552	CNY	16,946	3/18/16	33,410
Royal Bank of Scotland PLC	USD	757	KRW	913,420	3/18/16	(20,199)
Royal Bank of Scotland PLC	EUR	8,015	USD	9,108	6/17/16	358,189
Royal Bank of Scotland PLC	GBP	557	USD	811	6/17/16	35,663
Royal Bank of Scotland PLC	USD	9,075	CHF	8,785	6/17/16	(228,666)
Societe Generale	AUD	3,963	USD	2,837	3/18/16	10,189
Standard Chartered Bank	CNY	11,016	USD	1,698	3/18/16	17,558
Standard Chartered Bank	USD	1,506	CNY	9,965	3/18/16	14,534
Standard Chartered Bank	KRW	3,479,896	USD	2,799	6/17/16	(2,034)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CAD	1,855	USD	1,349	3/18/16	$(21,693)
State Street Bank & Trust Co.	JPY	1,545,671	USD	12,678	3/18/16	(1,036,233)
State Street Bank & Trust Co.	SEK	27,735	USD	3,274	3/18/16	32,651
State Street Bank & Trust Co.	TWD	34,737	USD	1,035	3/18/16	(8,513)
State Street Bank & Trust Co.	USD	829	CHF	838	3/18/16	10,970
State Street Bank & Trust Co.	USD	2,857	CHF	2,848	3/18/16	(2,278)
State Street Bank & Trust Co.	USD	4,046	EUR	3,739	3/18/16	23,468
State Street Bank & Trust Co.	USD	765	ILS	3,018	3/18/16	9,152
UBS AG	EUR	4,746	USD	5,164	3/18/16	(1,383)
UBS AG	GBP	3,687	USD	5,258	3/18/16	126,398
UBS AG	USD	2,787	CHF	2,813	3/18/16	32,536
UBS AG	USD	3,910	JPY	449,012	3/18/16	74,326
UBS AG	EUR	3,027	USD	3,305	6/17/16	652

						$(844,750)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate market value of these securities amounted to $4,372,339 or 1.5% of net assets.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,597,203 and gross unrealized depreciation of investments was $(35,214,080), resulting in net unrealized depreciation of $(20,616,877).
(g)	An amount of U.S. $33,706 has been segregated to collateralize margin requirements for the open futures contracts at February 29, 2016.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona

TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

REG	-	Registered Shares
TOPIX	-	Tokyo Price Index

Country Breakdown*

February 31, 2016 (unaudited)

28.5%	Japan
18.0%	United Kingdom
11.5%	France
6.5%	Netherlands
5.4%	Germany
4.8%	Switzerland
4.6%	Australia
3.5%	South Korea
3.3%	Belgium
3.0%	Denmark
1.9%	Taiwan
1.9%	Portugal
1.8%	Italy
1.5%	Canada
3.8%	Other

100.0%

*	All data are as of February 29, 2016. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.9% or less in the following countries: Brazil, China, India, Israel, Turkey and United States.

AB International Value Fund

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$4,920,211		$58,931,931			$–0	–	$63,852,142
Consumer Discretionary	10,047,799		36,538,532			– 0	–	46,586,331
Industrials	– 0	–	38,463,342			– 0	–	38,463,342
Telecommunication Services	2,400,743		28,665,651			– 0	–	31,066,394
Information Technology	– 0	–	29,140,880			– 0	–	29,140,880
Energy	– 0	–	21,530,500			– 0	–	21,530,500
Consumer Staples	– 0	–	18,773,101			– 0	–	18,773,101
Health Care	– 0	–	16,787,216			– 0	–	16,787,216
Materials	– 0	–	13,274,425			– 0	–	13,274,425
Utilities	– 0	–	9,888,910			– 0	–	9,888,910
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	789,020		– 0	–		– 0	–	789,020

Total Investments in Securities	18,157,773		271,994,488	(b)		– 0	–	290,152,261
Other Financial Instruments (a) :
Assets:
Forward Currency Exchange Contracts	– 0	–	2,227,724			– 0	–	2,227,724
Liabilities:
Futures	– 0	–	(106,451)			– 0	–	(106,451)
Forward Currency Exchange Contracts	– 0	–	(3,072,474)			– 0	–	(3,072,474)

Total (c),(d)	$18,157,773		$271,043,287		$	– 0	–	$289,201,060

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(c)	An amount of $11,966,168 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Discovery Value Fund

Portfolio of Investments

February 29, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.0%
Financials - 26.6%
Banks - 8.8%
Associated Banc-Corp.	973,805	$16,749,446
Comerica, Inc.	766,440	25,890,343
First Niagara Financial Group, Inc.	2,101,560	19,418,414
Fulton Financial Corp.	1,739,730	21,937,995
Huntington Bancshares, Inc./OH	3,586,310	31,380,212
Synovus Financial Corp.	699,150	18,590,399
Texas Capital Bancshares, Inc. (a)	378,290	12,230,116
Webster Financial Corp.	661,595	22,236,208
Zions Bancorporation	1,183,699	25,236,463

		193,669,596

Capital Markets - 1.1%
E*TRADE Financial Corp. (a)	1,064,330	24,969,182

Consumer Finance - 0.7%
SLM Corp. (a)	2,443,070	14,267,529

Insurance - 9.3%
American Financial Group, Inc./OH	404,520	27,135,202
Aspen Insurance Holdings Ltd.	681,140	30,440,147
CNO Financial Group, Inc.	1,290,292	22,489,789
First American Financial Corp.	871,280	32,263,498
Hanover Insurance Group, Inc. (The)	343,550	28,497,472
Reinsurance Group of America, Inc.-Class A	308,030	27,753,503
Validus Holdings Ltd.	755,690	33,938,038

		202,517,649

Real Estate Investment Trusts (REITs) - 5.6%
DDR Corp.	1,276,170	21,350,324
Gramercy Property Trust	4,561,445	34,438,910
LTC Properties, Inc.	560,820	24,922,841
Mid-America Apartment Communities, Inc.	275,040	24,737,098
RLJ Lodging Trust	833,050	17,469,058

		122,918,231

Thrifts & Mortgage Finance - 1.1%
Essent Group Ltd. (a)	1,219,437	23,474,162

		581,816,349

Consumer Discretionary - 20.0%
Auto Components - 3.2%
Dana Holding Corp.	1,862,900	23,174,476
Lear Corp.	269,580	27,321,933
Tenneco, Inc. (a)	439,520	20,006,950

		70,503,359

Hotels, Restaurants & Leisure - 1.5%
Bloomin’ Brands, Inc.	1,847,880	31,949,845

Household Durables - 3.5%
Helen of Troy Ltd. (a)	240,530	22,936,941
Meritage Homes Corp. (a)	689,418	22,385,403

Company	Shares	U.S. $ Value
PulteGroup, Inc.	1,818,060	31,252,451

		76,574,795

Internet & Catalog Retail - 0.9%
Shutterfly, Inc. (a)	471,640	20,959,682

Media - 1.9%
Cable One, Inc.	50,009	21,432,357
Scholastic Corp.	603,510	21,140,955

		42,573,312

Multiline Retail - 1.4%
Big Lots, Inc. (b)	746,140	30,181,363

Specialty Retail - 6.5%
Caleres, Inc.	790,810	22,411,556
Children’s Place, Inc. (The) (b)	470,420	32,054,419
GameStop Corp.-Class A (b)	447,850	13,802,737
Michaels Cos., Inc. (The) (a)	1,272,060	29,638,998
Murphy USA, Inc. (a)	388,080	24,716,815
Office Depot, Inc. (a)	3,707,240	18,832,779

		141,457,304

Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (a)	2,508,487	24,558,088

		438,757,748

Information Technology - 17.2%
Communications Equipment - 2.5%
Finisar Corp. (a)	2,157,780	31,460,433
Polycom, Inc. (a)	2,274,640	23,679,002

		55,139,435

Electronic Equipment, Instruments & Components - 6.3%
Avnet, Inc.	686,930	28,267,170
CDW Corp./DE	713,640	28,245,871
Celestica, Inc. (Toronto) (a)	1,219,960	12,528,989
Keysight Technologies, Inc. (a)	1,059,430	27,640,529
TTM Technologies, Inc. (a)	2,060,522	13,517,024
Vishay Intertechnology, Inc. (b)	2,392,730	28,329,923

		138,529,506

IT Services - 3.3%
Amdocs Ltd.	493,620	28,017,871
Booz Allen Hamilton Holding Corp.	1,011,910	27,928,716
Genpact Ltd. (a)	582,980	15,408,162

		71,354,749

Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)(b)	3,296,080	7,053,611
Cypress Semiconductor Corp. (a)(b)	3,349,190	26,726,536
Lam Research Corp. (b)	235,070	17,230,631

		51,010,778

Company	Shares	U.S. $ Value
Software - 1.2%
Verint Systems, Inc. (a)	750,194	26,654,393

Technology Hardware, Storage & Peripherals - 1.6%
NCR Corp. (a)	1,453,700	33,958,432

		376,647,293

Industrials - 13.7%
Aerospace & Defense - 0.7%
Spirit AeroSystems Holdings, Inc.-Class A (a)	351,480	16,168,080

Commercial Services & Supplies - 0.8%
ABM Industries, Inc.	565,060	17,742,884

Construction & Engineering - 5.2%
AECOM (a)	1,153,472	31,674,341
EMCOR Group, Inc.	670,020	30,733,817
Granite Construction, Inc.	719,890	29,839,441
Quanta Services, Inc. (a)	1,081,090	21,935,316

		114,182,915

Electrical Equipment - 1.1%
Regal Beloit Corp.	448,050	24,454,569

Machinery - 2.5%
ITT Corp.	864,617	30,486,395
Oshkosh Corp.	694,180	23,949,210

		54,435,605

Road & Rail - 1.2%
Ryder System, Inc.	444,490	25,211,473

Trading Companies & Distributors - 2.2%
MRC Global, Inc. (a)	2,366,200	28,276,090
WESCO International, Inc. (a)(b)	432,080	19,033,124

		47,309,214

		299,504,740

Materials - 5.8%
Chemicals - 3.0%
A. Schulman, Inc.	751,910	18,564,658
Huntsman Corp.	1,832,610	19,902,144
Westlake Chemical Corp.	649,090	27,988,761

		66,455,563

Containers & Packaging - 2.0%
Avery Dennison Corp.	333,150	21,694,728
Graphic Packaging Holding Co.	1,812,360	22,346,399

		44,041,127

Metals & Mining - 0.8%
Steel Dynamics, Inc.	980,410	17,833,658

		128,330,348

Company	Shares	U.S. $ Value
Utilities - 4.4%
Electric Utilities - 2.9%
PNM Resources, Inc.	1,016,863	32,458,267
Westar Energy, Inc.	718,710	31,235,137

		63,693,404

Gas Utilities - 1.5%
Southwest Gas Corp.	544,270	33,200,470

		96,893,874

Health Care - 3.6%
Health Care Providers & Services - 3.6%
LifePoint Health, Inc. (a)	464,557	28,969,774
Molina Healthcare, Inc. (a)(b)	439,650	27,275,886
WellCare Health Plans, Inc. (a)	254,600	22,880,902

		79,126,562

Energy - 3.2%
Energy Equipment & Services - 1.2%
RPC, Inc. (b)	1,869,800	25,373,186

Oil, Gas & Consumable Fuels - 2.0%
HollyFrontier Corp.	679,110	22,967,500
QEP Resources, Inc.	2,195,540	21,428,471

		44,395,971

		69,769,157

Consumer Staples - 1.5%
Food Products - 1.5%
Ingredion, Inc.	316,670	32,053,337

Total Common Stocks (cost $2,049,072,690)		2,102,899,408

SHORT-TERM INVESTMENTS - 3.9%
Investment Companies - 3.9%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.40% (c)(d) (cost $84,437,708)	84,437,708	84,437,708

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $2,133,510,398)		2,187,337,116

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.1%
Investment Companies - 4.1%
AB Exchange Reserves-Class I, 0.41% (c)(d) (cost $89,577,698)	89,577,698	89,577,698

Company	U.S. $ Value
Total Investments - 104.0% (cost $2,223,088,096) (e)	$2,276,914,814
Other assets less liabilities - (4.0)%	(87,635,830)

Net Assets - 100.0%	$2,189,278,984

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $261,269,167 and gross unrealized depreciation of investments was $(207,442,449), resulting in net unrealized appreciation of $53,826,718.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Discovery Value Fund

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$2,102,899,408			$–0	–		$–0	–	$2,102,899,408
Short-Term Investments	84,437,708			– 0	–		– 0	–	84,437,708
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	89,577,698			– 0	–		– 0	–	89,577,698

Total Investments in Securities	2,276,914,814			– 0	–		– 0	–	2,276,914,814
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$2,276,914,814		$	– 0	–	$	– 0	–	$2,276,914,814

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Value Fund

Portfolio of Investments

February 29, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.0%
Financials - 26.8%
Banks - 9.5%
Bank of America Corp.	1,210,143	$15,150,991
Citizens Financial Group, Inc.	226,931	4,363,883
Wells Fargo & Co.	312,989	14,685,444

		34,200,318

Consumer Finance - 8.0%
Capital One Financial Corp.	162,901	10,707,483
Discover Financial Services	116,561	5,410,761
OneMain Holdings, Inc. (a)	152,381	3,439,239
Synchrony Financial (a)	346,747	9,344,832

		28,902,315

Insurance - 9.3%
Allstate Corp. (The)	189,101	12,000,349
American Financial Group, Inc./OH	41,100	2,756,988
American International Group, Inc.	106,275	5,335,005
First American Financial Corp.	76,965	2,850,014
FNF Group	162,595	5,362,383
Travelers Cos., Inc. (The)	50,761	5,457,823

		33,762,562

		96,865,195

Information Technology - 14.5%
Electronic Equipment, Instruments & Components - 1.6%
Keysight Technologies, Inc. (a)	229,371	5,984,289

IT Services - 1.7%
Xerox Corp.	643,528	6,184,304

Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials, Inc.	529,588	9,993,326

Software - 5.0%
Microsoft Corp.	206,335	10,498,325
Oracle Corp.	207,905	7,646,746

		18,145,071

Technology Hardware, Storage & Peripherals - 3.4%
Hewlett Packard Enterprise Co.	508,178	6,743,522
HP, Inc.	508,178	5,432,423

		12,175,945

		52,482,935

Consumer Discretionary - 12.3%
Auto Components - 5.4%
Goodyear Tire & Rubber Co. (The)	189,657	5,712,469
Lear Corp.	54,455	5,519,014
Magna International, Inc. (New York)-Class A	212,560	8,257,956

		19,489,439

Media - 1.8%
Comcast Corp.-Class A	113,901	6,575,505

Company	Shares	U.S. $ Value
Multiline Retail - 2.4%
Dollar General Corp.	116,099	8,620,351

Specialty Retail - 2.7%
Foot Locker, Inc.	77,917	4,869,812
GameStop Corp.-Class A (b)	157,622	4,857,910

		9,727,722

		44,413,017

Health Care - 9.4%
Biotechnology - 1.1%
Gilead Sciences, Inc.	47,842	4,174,214

Health Care Providers & Services - 5.1%
Aetna, Inc.	110,496	12,003,180
UnitedHealth Group, Inc.	53,019	6,314,563

		18,317,743

Pharmaceuticals - 3.2%
Pfizer, Inc.	390,159	11,576,018

		34,067,975

Industrials - 8.6%
Aerospace & Defense - 2.1%
L-3 Communications Holdings, Inc.	64,492	7,565,556

Airlines - 3.5%
Delta Air Lines, Inc.	156,701	7,559,256
JetBlue Airways Corp. (a)	237,847	5,232,634

		12,791,890

Electrical Equipment - 1.7%
Eaton Corp. PLC	110,625	6,273,544

Machinery - 1.3%
ITT Corp.	131,488	4,636,267

		31,267,257

Materials - 8.0%
Chemicals - 8.0%
CF Industries Holdings, Inc.	393,949	14,363,381
Dow Chemical Co. (The)	76,092	3,698,832
LyondellBasell Industries NV-Class A	137,285	11,011,630

		29,073,843

Energy - 7.2%
Energy Equipment & Services - 1.9%
Schlumberger Ltd.	97,791	7,013,570

Oil, Gas & Consumable Fuels - 5.3%
EOG Resources, Inc.	101,605	6,577,908
Exxon Mobil Corp.	45,553	3,651,073
HollyFrontier Corp.	108,812	3,680,022
Valero Energy Corp.	85,579	5,141,586

		19,050,589

		26,064,159

Company	Shares	U.S. $ Value
Utilities - 6.3%
Electric Utilities - 5.1%
American Electric Power Co., Inc.	87,614	5,410,165
Edison International	70,509	4,805,893
PPL Corp.	232,738	8,143,503

		18,359,561

Multi-Utilities - 1.2%
NiSource, Inc.	202,823	4,356,638

		22,716,199

Telecommunication Services - 2.5%
Diversified Telecommunication Services - 2.5%
Verizon Communications, Inc.	179,026	9,081,989

Consumer Staples - 2.4%
Tobacco - 2.4%
Altria Group, Inc.	140,090	8,625,341

Total Common Stocks (cost $355,236,408)		354,657,910

SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.40% (c)(d) (cost $6,685,395)	6,685,395	6,685,395

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $361,921,803)		361,343,305

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
Investment Companies - 1.3%
AB Exchange Reserves-Class I, 0.41% (c)(d) (cost $4,925,688)	4,925,688	4,925,688

Total Investments - 101.2% (cost $366,847,491) (e)		366,268,993
Other assets less liabilities - (1.2)%		(4,498,915)

Net Assets – 100.0%		$361,770,078

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,216,741 and gross unrealized depreciation of investments was $(21,795,239), resulting in net unrealized depreciation of $(578,498).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Value Fund

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$354,657,910			$–0	–		$–0	–	$354,657,910
Short-Term Investments	6,685,395			– 0	–		– 0	–	6,685,395
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,925,688			– 0	–		– 0	–	4,925,688

Total Investments in Securities	366,268,993			– 0	–		– 0	–	366,268,993
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$366,268,993		$	– 0	–	$	– 0	–	$366,268,993

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Trust

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	April 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	April 25, 2016